Financial Risk Management - Summary of Credit Risk Regional Concentration due Financial Institutions and Securities Excluding Equity Securities Derivative (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 225,102,976	₩ 217,895,137
Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	225,123,269	217,903,458
Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(20,293)	(8,321)
Due from financial institutions measured at amortized cost
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	27,579,279	29,912,097
Due from financial institutions measured at amortized cost | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	19,763,380	22,155,670
Due from financial institutions measured at amortized cost | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,021,212	2,267,954
Due from financial institutions measured at amortized cost | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	4,794,687	5,488,473
Due from financial institutions measured at amortized cost | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 27,580,300	₩ 29,914,840
%	100.00%	100.00%
Due from financial institutions measured at amortized cost | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 19,763,609	₩ 22,156,154
%	71.65%	74.06%
Due from financial institutions measured at amortized cost | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,021,300	₩ 2,267,982
%	10.95%	7.58%
Due from financial institutions measured at amortized cost | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 4,795,391	₩ 5,490,704
%	17.40%	18.36%
Due from financial institutions measured at amortized cost | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (1,021)	₩ (2,743)
Due from financial institutions measured at amortized cost | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(229)	(484)
Due from financial institutions measured at amortized cost | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(88)	(28)
Due from financial institutions measured at amortized cost | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(704)	(2,231)
Due from financial institutions measured at fair value through profit or loss
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	79,811	69,469
Due from financial institutions measured at fair value through profit or loss | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	79,811	69,469
Due from financial institutions measured at fair value through profit or loss | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 79,811	₩ 69,469
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 79,811	₩ 69,469
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Due from financial institutions measured at fair value through profit or loss | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	72,658,432	65,899,397
Securities measured at fair value through profit or loss | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	65,460,878	60,061,811
Securities measured at fair value through profit or loss | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,260,968	3,227,851
Securities measured at fair value through profit or loss | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,936,586	2,609,735
Securities measured at fair value through profit or loss | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 72,658,432	₩ 65,899,397
%	100.00%	100.00%
Securities measured at fair value through profit or loss | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 65,460,878	₩ 60,061,811
%	90.09%	91.14%
Securities measured at fair value through profit or loss | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,260,968	₩ 3,227,851
%	4.49%	4.90%
Securities measured at fair value through profit or loss | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,936,586	₩ 2,609,735
%	5.42%	3.96%
Securities measured at fair value through profit or loss | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through profit or loss | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	6,157,628	9,446,580
Derivative financial assets | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,931,376	4,831,012
Derivative financial assets | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,008,296	1,351,969
Derivative financial assets | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	863,376	1,281,270
Derivative financial assets | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	141,696	212,710
Derivative financial assets | Japan
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	326,585	435,592
Derivative financial assets | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	886,299	1,334,027
Derivative financial assets | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 6,157,628	₩ 9,446,580
%	100.00%	100.00%
Derivative financial assets | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,931,376	₩ 4,831,012
%	47.61%	51.14%
Derivative financial assets | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,008,296	₩ 1,351,969
%	16.37%	14.31%
Derivative financial assets | Gross carrying amount | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 863,376	₩ 1,281,270
%	14.02%	13.56%
Derivative financial assets | Gross carrying amount | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 141,696	₩ 212,710
%	2.30%	2.25%
Derivative financial assets | Gross carrying amount | Japan
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 326,585	₩ 435,592
%	5.30%	4.61%
Derivative financial assets | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 886,299	₩ 1,334,027
%	14.40%	14.13%
Derivative financial assets | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Derivative financial assets | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | France
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Singapore
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Japan
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	78,926,437	76,648,353
Securities measured at fair value through other comprehensive income | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	73,226,955	70,803,558
Securities measured at fair value through other comprehensive income | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,354,107	2,419,242
Securities measured at fair value through other comprehensive income | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,345,375	3,425,553
Securities measured at fair value through other comprehensive income | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 78,926,437	₩ 76,648,353
%	100.00%	100.00%
Securities measured at fair value through other comprehensive income | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 73,226,955	₩ 70,803,558
%	92.78%	92.37%
Securities measured at fair value through other comprehensive income | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,354,107	₩ 2,419,242
%	2.99%	3.17%
Securities measured at fair value through other comprehensive income | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,345,375	₩ 3,425,553
%	4.23%	4.46%
Securities measured at fair value through other comprehensive income | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through other comprehensive income | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at amortized cost
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	39,701,389	35,919,241
Securities measured at amortized cost | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	35,329,927	30,547,566
Securities measured at amortized cost | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	1,158,629	2,879,969
Securities measured at amortized cost | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	3,212,833	2,491,706
Securities measured at amortized cost | Gross carrying amount
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 39,720,661	₩ 35,924,819
%	100.00%	100.00%
Securities measured at amortized cost | Gross carrying amount | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 35,344,575	₩ 30,551,452
%	88.99%	85.04%
Securities measured at amortized cost | Gross carrying amount | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 1,159,699	₩ 2,880,918
%	2.92%	8.02%
Securities measured at amortized cost | Gross carrying amount | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 3,216,387	₩ 2,492,449
%	8.09%	6.94%
Securities measured at amortized cost | Allowances
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (19,272)	₩ (5,578)
Securities measured at amortized cost | Allowances | Korea
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(14,648)	(3,886)
Securities measured at amortized cost | Allowances | United States
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(1,070)	(949)
Securities measured at amortized cost | Allowances | Others
Groups Regional Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (3,554)	₩ (743)